Dividends on ordinary shares	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Dividends on ordinary shares

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

12 Dividends on ordinary shares

The Directors have approved a final dividend in respect of 2017 of 2.0p per ordinary share of 25p each which will be paid on 05 April 2018 to shareholders on the Share Register on 02 March 2018 resulting in total dividend of 3.0p per share for the year. On 31 December 2017, there were 17,060m ordinary shares in issue. The financial statements for the year ended 31 December 2017 does not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2018. The 2017 financial statements include the 2017 interim dividends of £170m (2016: £169m) and final dividend declared in relation to 2016 of £339m (2016: £588m). Dividends are funded out of distributable reserves.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Dividends on ordinary shares

o Dividends on ordinary shares

Ordinary dividends were paid to enable Barclays PLC to fund its dividend to shareholders.

The 2017 financial statements include £674m (2016: £638m) of dividend paid. This includes the final dividend declared in relation to the prior year of £165m (2016: £502m), interim dividends of £208m (2016: £119m) and an additional £301m dividend paid to Barclays PLC which was then contributed to Group Service Company. These result in a total dividend for the year of 29p (2016: 27p) per ordinary share.

Dividends paid on the 4.75% €100 preference shares amounted to £415.65 per share (2016: £370.20). Dividends paid on the 6.278% US$100 preference shares amounted to £483.37 per share (2016: £467.05). Dividends paid on the 8.125% US$0.25 preference shares amounted to £1.58 per share (2016: £1.49). Dividends paid on the 6.0% £100 preference shares amounted to £600.00 per share (2016: £600.00) which was redeemed during the year. Dividends paid on the 7.1% US$0.25 preference shares amounted to £0.36 per share (2016: £1.30) which was redeemed during the year.

Dividends paid on preference shares amounted to £242m (2016: £339m). Dividends paid on other equity instruments amounted to £639m (2016: £462m).